Impairment reviews (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Goodwill allocated to each of the CGU's	Carrying amount of Goodwill allocated to each of the CGU’s:

	2021	2020
	€ ‘000s	€ ‘000s
Betway	22,604	18,843
Spin	2,419	—

Total	25,023	18,843

Summary of Key Assumptions used in the Estimation of the Recoverable Amount	The valuation assumptions are based on external sources (macro-economic and market data from listed peers) and internal sources:

Pre-tax discount rate	22.2%
Long-term growth rate	2%

Summary of Key Assumption must change in its Recoverable Amount to be Equal to Carrying Amount	Certain adjustments were applied to reflect specific risks the CGU faces compared to its peers operating mainly in regulatory markets.

Change in pre-tax discount rate	3,372%
Change in long-term growth rate	n/a